Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) Individuals	Dec. 31, 2018 USD ($) Individuals	Dec. 31, 2017 ILS (₪) Individuals	Dec. 31, 2016 ILS (₪) Individuals
Statement Line Items [Line Items]
Salaries | ₪	₪ 485		₪ 209	₪ 190
Short-term employee benefits | ₪	1,901		1,972	1,740
Other employees benefits | ₪	95		94	106
Share-based compensation | ₪	239		398	934
Compensation of key officers | ₪	₪ 2,720		₪ 2,673	₪ 2,970
Number of key officers | Individuals	9	9	8	11
USD [Member]
Statement Line Items [Line Items]
Salaries | $		$ 71
Short-term employee benefits | $		533
Other employees benefits | $		25
Share-based compensation | $		64
Compensation of key officers | $		$ 693